Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Information [Abstract]
Schedule of Non-Current Assets by Geographic Location	The following table presents the Group’s non-current assets by geographic location.
	At June 30 2023 £’000	At December 31 2022 £’000
Non-current assets
UK	172,531	262,541
EU	46	1,855
Total	172,577	264,396
The following table presents the Group’s non-current assets by geographic location.
	At December 31 2022 £’000	At December 31 2021 £’000
Non-current assets
UK	262,541	496,245
EU	1,855	48,446

Total	264,396	544,691